Certnqs

Nasdaq Stock Market

15008516

Received SEC

NOV 19 2015

Washington, DC 20

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

November 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 18, 2015 The Nasdaq Stock Market (the "Exchange") received from Kitov Pharamceuticals Holdings Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing twenty (20) Ordinary Shares, no par value per share
Warrants to purchase American Depositary Shares

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery